Document and Entity Information	Jul. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	POLARIS INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-11411
Entity Tax Identification Number	41-1790959
Entity Address, Address Line One	2100 Highway 55
Entity Address, Address Line Two	NONE
Entity Address, City or Town	Medina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55340
City Area Code	763
Local Phone Number	542-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000931015
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PII
Security Exchange Name	NYSE